Schedule of investments
Delaware Tax-Free USA Intermediate Fund	November 30, 2021 (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds — 101.03%
Corporate Revenue Bonds — 12.11%
Arizona Industrial Development Authority Revenue
(Legacy Cares, Inc. Project) Series A 144A 7.75% 7/1/50 #	5,520,000	$ 6,626,098
Black Belt Energy Gas District, Alabama
(Project No. 4) Series A 4.00% 6/1/25	1,655,000	1,840,244
Buckeye, Ohio Tobacco Settlement Financing Authority
Series A-2 5.00% 6/1/32	1,270,000	1,622,095
Series A-2 5.00% 6/1/33	850,000	1,081,880

(Asset-Backed Senior) Series B-2 5.00% 6/1/55	500,000	574,105
(Senior)
Series A-2 3.00% 6/1/48	2,425,000	2,500,393
Series A-2 4.00% 6/1/48	7,810,000	8,835,687
California Pollution Control Financing Authority Revenue
(Calplant I Project) 144A 8.00% 7/1/39 (AMT) #, ‡	875,000	525,000
Central Plains Energy Project Nebraska
(Project No. 3) Series A 5.00% 9/1/42	250,000	369,205
Chandler, Arizona Industrial Development Authority Revenue
(Intel Corporation Project) 2.70% 12/1/37 (AMT) •	2,700,000	2,797,821
Commonwealth of Pennsylvania Financing Authority
(Tobacco Master Settlement Payment) 5.00% 6/1/27	2,000,000	2,437,480
Denver City & County, Colorado Special Facilities Airport Revenue
(United Airlines Project) 5.00% 10/1/32 (AMT)	1,190,000	1,258,556
Erie, New York Tobacco Asset Securitization
(Capital Appreciation-Asset-Backed) Series A 144A 1.495% 6/1/60 #, ^	36,000,000	1,999,800
Florida Development Finance Corporation Surface Transportation Facility Revenue
(Brightline Passenger Rail Project) Series B 144A 7.375% 1/1/49 (AMT) #	5,435,000	5,928,444
(Virgin Trains USA Passenger Rail Project) Series A 144A 6.50% 1/1/49 (AMT) #, •	1,710,000	1,746,577
George L Smith II Georgia World Congress Center Authority
Series A 4.00% 1/1/54	2,210,000	2,509,875
NQ-037 [11/21] 1/22 (1983223)    1

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Bonds)
Series A-1 5.00% 6/1/26	850,000	$ 1,010,199
Series A-1 5.00% 6/1/34	100,000	121,650
Series A-1 5.25% 6/1/47	750,000	767,393

(Capital Appreciation-Asset-Backed) Series B 1.05% 6/1/47 ^	11,840,000	2,700,941
Houston, Texas Airport System Revenue
(United Airlines) 5.00% 7/1/29 (AMT)	3,010,000	3,273,826
Inland, California Empire Tobacco Securitization
(Capital Appreciation-Turbo-Asset-Backed)
Series E 144A 1.33% 6/1/57 #, ^	62,600,000	4,394,520
Series F 144A 0.396% 6/1/57 #, ^	74,090,000	4,316,483
Jefferson County, Texas Industrial Development
(TRP Crude Marketing LLC Project) 144A 7.75% 4/1/39 #	925,000	956,099
Kentucky Public Energy Authority
(Gas Supply Revenue Bonds) Series C-1 4.00% 12/1/49 •	5,000,000	5,517,950
Lower Alabama Gas District
Series A 5.00% 9/1/34	4,850,000	6,500,794
Michigan Finance Authority
Series A Class 1 4.00% 6/1/49	2,000,000	2,288,000
Monroe County, Michigan Economic Development
(The Detroit Edison Company Project) Series AA 6.95% 9/1/22 (NATL)	4,500,000	4,722,030
New Jersey Economic Development Authority Special Facilities Revenue
(Continental Airlines Project) Series B 5.625% 11/15/30 (AMT)	1,890,000	2,080,474
New Jersey Tobacco Settlement Financing
Subordinate Series B 5.00% 6/1/46	4,455,000	5,197,470
New York Liberty Development Revenue
5.50% 10/1/37	1,320,000	1,964,107
(Goldman Sachs Headquarters) 5.25% 10/1/35	3,405,000	4,817,394
2    NQ-037 [11/21] 1/22 (1983223)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Corporate Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
Series B 6.50% 11/1/39	3,485,000	$ 5,586,873
(Delta Airlines, Inc.-LaGuardia Airport Terminals C&D Redevelopment Project) 5.00% 1/1/34 (AMT)	7,210,000	8,648,900
Public Authority for Colorado Energy Natural Gas Revenue
6.50% 11/15/38	3,000,000	4,662,480
Salt Verde Financial Senior Gas Revenue
5.00% 12/1/37	4,000,000	5,614,040
Salt Verde, Arizona Financial Corporation Senior Gas Revenue
5.00% 12/1/32	3,850,000	5,090,585
5.25% 12/1/24	3,050,000	3,448,422
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(AAC East LLC Project - Green Bonds) Series A 144A 7.00% 5/1/39 (AMT) #	900,000	870,111
(Jasper Pellets, LLC Project - Green Bonds) Series A 144A 7.00% 11/1/38 (AMT) #	1,250,000	1,074,513
St. John Baptist Parish, Louisiana
(Marathon Oil Corporation Project) Series B-2 2.125% 6/1/37 •	2,250,000	2,326,567
Tobacco Securitization Authority of Southern California
(Capital Appreciation-2nd Subordinate Lien) Series C 0.511% 6/1/46 ^	9,040,000	1,761,354
(Capital Appreciation-3rd Subordinate Lien) Series D 0.288% 6/1/46 ^	1,490,000	269,705
TSASC, New York
Series A 5.00% 6/1/30	475,000	571,240
Series A 5.00% 6/1/31	475,000	569,235
Series A 5.00% 6/1/41	1,000,000	1,161,090
Virginia Tobacco Settlement Financing Corporation
(Capital Appreciation Asset-Backed)
Series B 5.20% 6/1/46 •	1,250,000	1,250,938
Series C 2.388% 6/1/47 ^	52,780,000	13,137,470
Series D 2.161% 6/1/47 ^	6,955,000	1,567,448
		150,893,561
Education Revenue Bonds — 6.19%
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project)
144A 6.00% 7/1/37 #	1,420,000	1,726,848
NQ-037 [11/21] 1/22 (1983223)    3

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Arizona Industrial Development Authority Revenue
(American Charter Schools Foundation Project)
144A 6.00% 7/1/47 #	1,385,000	$ 1,657,526

(Empower College Prep Project) 144A 6.00% 7/1/49 #	875,000	963,349
(Macombs Facility Project) Series A 4.00% 7/1/61	2,000,000	2,199,880
(Odyssey Preparatory Academy Project) Series A 144A 5.50% 7/1/52 #	875,000	945,604
Bucks County, Pennsylvania Industrial Development Authority Revenue
(School Lane Charter School Project) 5.125% 3/15/36	2,000,000	2,316,080
California Municipal Finance Authority
Series A 144A 5.50% 6/1/53 #	1,000,000	1,111,550
(Creative Center of Los Altos Project - Pinewood School & Oakwood School) Series B 144A 4.50% 11/1/46 #	500,000	519,400
California School Finance Authority
(View Park Elementary & Middle Schools)
Series A 4.75% 10/1/24	175,000	186,480
Series A 5.875% 10/1/44	300,000	329,475
California State University
(Systemwide) Series A 5.00% 11/1/31	2,000,000	2,450,060
California Statewide Communities Development Authority Charter School Revenue
(Green Dot Public Schools - Animo Inglewood Charter High School Project) Series A 7.25% 8/1/41	500,000	502,315
California Statewide Communities Development Authority Revenue
(California Baptist University) Series A 6.125% 11/1/33	2,215,000	2,428,747
Capital Trust Agency, Florida Revenue
(Liza Jackson Preparatory School Project)
Series A 5.00% 8/1/40	300,000	364,947
Series A 5.00% 8/1/55	800,000	954,696

(University Bridge, LLC Student Housing Project) Series A 144A 5.25% 12/1/43 #	2,000,000	2,313,520
4    NQ-037 [11/21] 1/22 (1983223)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
District of Columbia Revenue
(KIPP DC Issue)
4.00% 7/1/39	1,275,000	$ 1,456,025
4.00% 7/1/44	740,000	835,541
Fulton County, Georgia Development Authority Revenue
(Georgia Institute of Technology) 5.00% 6/15/44	3,100,000	3,866,568
Idaho Housing & Finance Association
(Gem Prep: Meridian South Charter School Project) 144A 4.00% 5/1/46 #	710,000	714,842
(Sage International School of Boise Project)
Series A 4.00% 5/1/29	205,000	240,613
Series A 4.00% 5/1/30	160,000	189,987
Series A 4.00% 5/1/35	450,000	528,039
Series A 4.00% 5/1/40	1,330,000	1,546,564
Series A 4.00% 5/1/50	1,500,000	1,717,485
Illinois Finance Authority Revenue
(University of Illinois at Chicago)
Series A 5.00% 2/15/26	400,000	458,212
Series A 5.00% 2/15/27	200,000	234,576
Series A 5.00% 2/15/29	400,000	469,776
Series A 5.00% 2/15/31	365,000	425,225
Maricopa County, Arizona Industrial Development Authority Revenue
(Arizona Autism Charter Schools Project)
Series A 144A 5.00% 7/1/40 #	250,000	296,705
Series A 144A 5.00% 7/1/50 #	175,000	204,774
(Highland Prep Project)
Series A 4.00% 7/1/29	315,000	375,650
Series A 4.00% 7/1/30	330,000	398,201
Series A 4.00% 7/1/31	345,000	421,759
Series A 4.00% 7/1/32	360,000	437,800
Series A 4.00% 7/1/33	375,000	453,660
Series A 4.00% 7/1/34	390,000	470,032
Series A 4.00% 7/1/35	405,000	486,830
Series A 4.00% 7/1/36	425,000	508,908
Series A 4.00% 7/1/37	440,000	524,291
Series A 4.00% 7/1/38	460,000	546,149
Series A 4.00% 7/1/39	480,000	568,646
Series A 4.00% 7/1/40	500,000	589,795
Series A 4.00% 7/1/41	520,000	610,371
NQ-037 [11/21] 1/22 (1983223)    5

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
Maricopa County, Arizona Industrial Development Authority Revenue
(Highland Prep Project)
Series A 4.00% 7/1/46	740,000	$ 856,802
Massachusetts Development Finance Agency Revenue
(Harvard University) Series A 5.00% 7/15/40	5,000,000	7,434,150
Massachusetts School Building Authority
Series C 5.00% 8/15/37	2,500,000	2,908,925
Miami-Dade County, Florida Educational Facilities Authority
(University of Miami)
Series A 5.00% 4/1/30	520,000	590,470
Series A 5.00% 4/1/31	1,090,000	1,237,161
New York State Dormitory Authority Revenue
(New York University) Series A 5.75% 7/1/27 (NATL)	8,800,000	10,234,576
(Touro College & University System) Series A 5.25% 1/1/34	1,335,000	1,461,585
Newark, Texas Higher Education Finance
(Village Tech Schools) Series A 5.125% 8/15/47	1,250,000	1,258,437
Oregon State Facilities Authority Revenue
(Metro East Web Academy Project)
Series A 144A 5.00% 6/15/39 #	500,000	547,020
Series A 144A 5.00% 6/15/49 #	500,000	541,735
Phoenix, Arizona Industrial Development Authority Housing Revenue
(Downtown Phoenix Student Housing, LLC-Arizona State University Project)
Series A 5.00% 7/1/30	350,000	423,552
Series A 5.00% 7/1/32	235,000	281,789
Pima County, Arizona Industrial Development Authority Education Revenue
(American Leadership Academy Project) 144A 4.00% 6/15/51 #	1,140,000	1,182,111
(Facility American Leadership Academy Project) 144A 5.00% 6/15/47 #	745,000	763,752
South Carolina Jobs - Economic Development Authority Educational Facilities Revenue
(High Point Academy Project) Series A 144A 5.75% 6/15/39 #	1,345,000	1,559,595
6    NQ-037 [11/21] 1/22 (1983223)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Education Revenue Bonds (continued)
University of Texas Permanent University Fund
Series B 5.00% 7/1/27	3,715,000	$ 4,150,881
University of Washington
Series A 4.00% 4/1/35	1,000,000	1,232,490
		77,212,532
Electric Revenue Bonds — 4.53%
Guam Power Authority Revenue
Series A 5.00% 10/1/40	1,000,000	1,148,450
Long Island, New York Power Authority
5.00% 9/1/33	250,000	305,865
5.00% 9/1/35	1,000,000	1,228,000
Series A 5.00% 9/1/34	500,000	655,010
Municipal Electric Authority of Georgia
(Plant Vogtle Units 3&4 Project) Series A 5.00% 1/1/39	6,250,000	7,635,937
New York State Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/33	1,500,000	1,758,300
Puerto Rico Electric Power Authority Revenue
Series CCC 5.25% 7/1/27 ‡	1,520,000	1,501,000
Series TT 5.00% 7/1/32 ‡	1,555,000	1,531,675
Series WW 5.25% 7/1/33 ‡	1,015,000	1,002,313
Series WW 5.50% 7/1/17 ‡	2,200,000	2,131,250
Series WW 5.50% 7/1/19 ‡	1,710,000	1,656,562
Series XX 5.25% 7/1/40 ‡	4,630,000	4,572,125
Series ZZ 5.00% 7/1/19 ‡	2,990,000	2,877,875
Salt River, Arizona Project Agricultural Improvement & Power District Electric Systems Revenue
Series A 5.00% 12/1/35	4,000,000	4,582,560
Series A 5.00% 1/1/38	5,000,000	5,983,600

(Salt River Project Electric System) 5.00% 1/1/30	5,000,000	6,215,600
Utility Debt Securitization Authority
(Restructuring Bonds) 5.00% 12/15/37	10,000,000	11,665,400
		56,451,522
Healthcare Revenue Bonds — 9.87%
Apple Valley, Minnesota
(Minnesota Senior Living LLC Project) Series B 5.25% 1/1/37	915,000	798,081
NQ-037 [11/21] 1/22 (1983223)    7

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Arizona Health Facilities Authority
(Scottsdale Lincoln Hospital Project) 5.00% 12/1/30	5,000,000	$ 5,649,600
Arizona Industrial Development Authority Revenue
(Phoenix Children's Hospital) Series A 4.00% 2/1/50	520,000	600,506
California Health Facilities Financing Authority
(Children's Hospital of Orange County)
Series A 2.125% 11/1/41	5,000,000	4,777,400
Series A 3.00% 11/1/39	2,750,000	2,992,550

(Kaiser Permanente) Series A-1 5.00% 11/1/27	4,100,000	5,104,869
California Health Facilities Financing Authority Senior Living Revenue
(Lucile Salter Packard Children's Hospital At Stanford) Series A 5.00% 5/15/23	25,000	26,086
California Statewide Communities Development Authority
(Loma Linda University Medical Center)
Series A 144A 5.00% 12/1/41 #	1,685,000	1,935,981
Series A 5.25% 12/1/34	2,790,000	3,152,979
Capital Trust Agency, Florida
(Tuscan Gardens Senior Living Center) Series A 7.00% 4/1/35 ‡	1,630,000	896,500
Colorado Health Facilities Authority Revenue
(AdventHealth Obligated Group) Series A 4.00% 11/15/50	5,000,000	5,938,050
(CommonSpirit Health)
Series A 4.00% 8/1/37	500,000	586,510
Series A 4.00% 8/1/38	1,500,000	1,753,125
Series A-2 4.00% 8/1/49	2,000,000	2,280,300
Series A-2 5.00% 8/1/37	1,105,000	1,380,123
County of Hamilton, Ohio Hospital Facilities Revenue
(Cincinnati Children's Hospital Medical Center) Series CC 5.00% 11/15/49	7,510,000	11,805,345
Cumberland County, Pennsylvania Municipal Authority Revenue
(Asbury Pennsylvania Obligated Group) 5.00% 1/1/45	1,000,000	1,094,580
(Penn State Health) Series A 4.00% 11/1/44	2,000,000	2,298,460
Cuyahoga County, Ohio
(The Metrohealth System) 5.00% 2/15/37	1,000,000	1,179,310
8    NQ-037 [11/21] 1/22 (1983223)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Escambia County, Health Facilities Authority Revenue
(Baptist Health Care Corporation Obligated Group) Series A 4.00% 8/15/50	2,605,000	$ 2,913,588
Glendale Industrial Development Authority Revenue
(Glencroft Retirement Community Project) 5.25% 11/15/46	875,000	853,580
(The Terraces of Phoenix Project) Series A 5.00% 7/1/48	975,000	1,035,567
Glendale, Arizona Industrial Development Authority Revenue
(Royal Oaks Life Care Community)
4.00% 5/15/28	1,000,000	1,072,940
4.00% 5/15/30	1,385,000	1,479,416
4.00% 5/15/31	500,000	532,960
Idaho Health Facilities Authority Revenue
(St. Luke's Health System Project) Series A 3.00% 3/1/51	1,800,000	1,877,058
Illinois Finance Authority Revenue
(The Admiral at the Lake Project) 5.50% 5/15/54	875,000	921,349
Iowa Finance Authority Senior Housing Revenue Bonds
(PHS Council Bluffs, Inc. Project) 5.00% 8/1/33	500,000	521,515
Kalispell, Montana
(Immanuel Lutheran Corporation Project) Series A 5.25% 5/15/32	435,000	478,191
Lancaster County, Pennsylvania Hospital Authority
(Brethren Village Project)
5.00% 7/1/31	440,000	502,370
5.00% 7/1/32	440,000	500,887

(St. Anne's Retirement Community, Incorporated Project) 5.00% 4/1/27	1,425,000	1,439,478
(University of Pennsylvania Health System Obligation) Series A 5.00% 8/15/33	2,430,000	2,900,181
Maricopa County, Arizona Industrial Development Authority Revenue
(Banner Health Obligation Group) Series A 5.00% 1/1/32	3,000,000	3,606,360
(Christian Care Surprise, Inc. Project) 144A 5.75% 1/1/36 #	1,540,000	1,536,966
NQ-037 [11/21] 1/22 (1983223)    9

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Maryland Health & Higher Educational Facilities Authority Revenue
(Adventist Healthcare Obligated) Series A 5.50% 1/1/36	2,000,000	$ 2,424,560
Massachusetts Development Finance Agency Revenue
Series A-2 4.00% 7/1/41	875,000	1,027,941
Minneapolis Health Care System Revenue
(Fairview Health Services) Series A 5.00% 11/15/35	1,500,000	1,867,635
Monroe County, New York Industrial Development Revenue
(Rochester Regional Health Project)
Series D 3.00% 12/1/40	1,000,000	1,048,550
Series D 4.00% 12/1/38	1,450,000	1,719,584
Montgomery County, Pennsylvania Industrial Development Authority Revenue
(Albert Einstein Healthcare) Series A 5.25% 1/15/45	2,500,000	2,828,050
Moon, Pennsylvania Industrial Development Authority
(Baptist Homes Society Obligation) 5.625% 7/1/30	2,440,000	2,619,779
National Finance Authority Revenue, New Hampshire
(Springpoint Senior Living Project) 4.00% 1/1/51	1,330,000	1,436,453
(The Vista Project) Series A 144A 5.25% 7/1/39 #	1,000,000	1,064,880
New Hope Cultural Education Facilities Finance
(Sanctuary LTC Project) Series A-1 5.50% 1/1/57	1,615,000	1,620,636
New Jersey Health Care Facilities Financing Authority Revenue
Series C 0.02% 7/1/43 •	370,000	370,000
New York State Dormitory Authority Revenue
(Orange Regional Medical Center)
144A 5.00% 12/1/31 #	1,000,000	1,196,480
144A 5.00% 12/1/32 #	1,100,000	1,313,730
144A 5.00% 12/1/33 #	1,000,000	1,193,000
Northampton County, Philadelphia, Pennsylvania Industrial Development Authority Revenue
(MorningStar Senior Living Project)
5.00% 7/1/32	1,275,000	1,294,418
5.00% 11/1/44	1,000,000	1,131,450
10    NQ-037 [11/21] 1/22 (1983223)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Healthcare Revenue Bonds (continued)
Oklahoma Development Finance Authority Health System Revenue
(OU Medicine Project) Series B 5.25% 8/15/43	1,790,000	$ 2,198,979
Pennsylvania Economic Development Financing Authority First Mortgage Revenue
(Tapestry Moon Senior Housing Project)
Series A 144A 6.50% 12/1/38 #, ‡	1,000,000	400,000
Series A 144A 6.75% 12/1/53 #, ‡	875,000	350,000
Prince George's County, Maryland
(Collington Episcopal Life Care Community) 5.00% 4/1/31	2,000,000	2,131,120
Public Finance Authority, Wisconsin Senior Living Revenue
(Mary's Woods at Marylhurst Project) 144A 5.00% 5/15/29 #	500,000	546,430
Salem, Oregon Hospital Facility Authority Revenue
(Salem Health Projects) Series A 4.00% 5/15/49	500,000	574,630
Seminole County, Florida Industrial Development Authority
(Legacy Pointe at UCF Project)
Series A 5.25% 11/15/39	5,340,000	5,906,681
Series B-1 4.25% 11/15/26	3,000,000	3,016,260
Tempe, Arizona Industrial Development Authority
(Mirabella at ASU Project) Series A 144A 6.00% 10/1/37 #	1,200,000	1,329,552
Virginia Small Business Financing Authority
(Lifespire of Virginia)
4.00% 12/1/36	1,210,000	1,367,361
4.00% 12/1/41	2,500,000	2,803,275
Washington State Housing Finance Commission
(Heron's Key Senior Living) Series A 144A 7.00% 7/1/45 #	800,000	879,008
Wisconsin Health & Educational Facilities Authority Revenue
(St. Camillus Health System) Series A 5.00% 11/1/39	815,000	917,682
		123,000,885
Lease Revenue Bonds — 5.98%
California Statewide Communities Development Authority Revenue
(Lancer Plaza Project)
5.125% 11/1/23	185,000	196,280
5.625% 11/1/33	1,000,000	1,080,680
NQ-037 [11/21] 1/22 (1983223)    11

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Lease Revenue Bonds (continued)
Hudson Yards New York Infrastructure Revenue
Series A 4.00% 2/15/44	2,875,000	$ 3,249,498
Los Angeles County, California
(Disney Concert Hall Parking) 5.00% 3/1/23	2,395,000	2,530,940
Metropolitan Pier & Exposition Authority, Illinois
(McCormick Place Expansion Project)
Series A 4.00% 12/15/42	13,500,000	15,453,180
Series B 2.719% 12/15/54 (BAM) ^	36,770,000	14,707,632
New Jersey State Economic Development Authority
(NJ Transit Transportation Project)
Series A 4.00% 11/1/38	1,000,000	1,146,240
Series A 4.00% 11/1/39	1,000,000	1,143,080
New Jersey State Transportation Trust Fund Authority
Series AA 4.00% 6/15/45	5,000,000	5,706,750
(Highway Reimbursement) Series A 5.00% 6/15/30	2,415,000	2,834,292
(Transportation System Bonds) Series A 5.00% 12/15/25	5,000,000	5,834,000
New York City, New York Transitional Finance Authority Building Aid Revenue
Series S-1 5.00% 7/15/31	5,000,000	5,699,900
New York Liberty Development
(4 World Trade Center Project) Series A 2.875% 11/15/46	10,000,000	10,189,800
New York State Dormitory Authority Revenue
(Health Facilities Improvement Program)
Series 1 5.00% 1/15/28	750,000	926,745
Series 1 5.00% 1/15/29	3,100,000	3,829,802
		74,528,819
Local General Obligation Bonds — 4.58%
Chicago, Illinois
Series A 5.25% 1/1/29	640,000	710,624
Series A 5.50% 1/1/35	1,980,000	2,517,887
Series C 5.00% 1/1/26	1,280,000	1,486,349
Chicago, Illinois Board of Education
5.00% 4/1/35	825,000	968,765
5.00% 4/1/36	320,000	375,206
(Dedicated Revenues)
Series A 5.00% 12/1/40	2,000,000	2,495,480
Series A 5.00% 12/1/41	1,225,000	1,228,932
12    NQ-037 [11/21] 1/22 (1983223)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Local General Obligation Bonds (continued)
Chicago, Illinois Board of Education
(Dedicated Revenues)
Series C 5.00% 12/1/34	2,160,000	$ 2,574,439
Series D 5.00% 12/1/31	2,160,000	2,590,855
City & County of San Francisco, California
Series D-1 4.00% 6/15/39	1,330,000	1,564,891
Series D-1 4.00% 6/15/40	1,385,000	1,627,417
Series D-1 4.00% 6/15/41	1,440,000	1,689,005
Los Angeles Department of Water & Power Revenue
Subordinate Series A-1 0.01% 7/1/50	595,000	595,000
Mida Golf and Equestrian Center Public Infrastructure District
144A 4.125% 6/1/36 #	1,790,000	1,811,909
144A 4.25% 6/1/41 #	2,210,000	2,236,918
New York City, New York
Fiscal 2021 Series C 5.00% 8/1/33	2,000,000	2,612,380
Fiscal 2021 Series C 5.00% 8/1/43	3,500,000	4,466,700
Series D-1 5.00% 10/1/30	2,260,000	2,268,656
Series E 5.00% 8/1/23	3,685,000	3,976,594
Series F-1 5.00% 6/1/34	5,000,000	5,728,200
Subseries D-1 4.00% 12/1/42	4,300,000	4,998,707
San Francisco, California Bay Area Rapid Transit District
(Election 2004) Series D 5.00% 8/1/31	4,000,000	4,634,920
Wake County, North Carolina
Series A 5.00% 3/1/27	3,200,000	3,922,624
		57,082,458
Pre-Refunded/Escrowed to Maturity Bonds — 4.84%
Atlanta, Georgia Water & Wastewater Revenue
5.00% 11/1/35-25 §	5,000,000	5,775,250
California State Department of Water Resources
(Water System)
Series AS 5.00% 12/1/29-24 §	15,000	17,060
Unrefunded Series AS 5.00% 12/1/29-24 §	2,680,000	3,056,835
Denton Independent School District, Texas
(School Building) Series A 5.00% 8/15/40-25 (PSF) §	4,000,000	4,659,160
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/39-24 §	875,000	977,664
NQ-037 [11/21] 1/22 (1983223)    13

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Pre-Refunded/Escrowed to Maturity Bonds (continued)
East Hempfield Township, Pennsylvania Industrial Development Authority
(Student Services - Student Housing Project at Millersville University)
5.00% 7/1/46-24 §	1,425,000	$ 1,592,195
Fort Worth, Texas Independent School District
(School Building) 5.00% 2/15/27-24 (PSF) §	2,000,000	2,205,360
Golden State, California Tobacco Securitization Corporate Settlement Revenue
(Asset-Backed Enhanced) Series A 5.00% 6/1/35-25 §	3,000,000	3,475,230
Louisiana State Highway Improvement Revenue
Series A 5.00% 6/15/29-24 §	5,195,000	5,809,101
New Hope Cultural Education Facilities Finance
(Jubilee Academic Center) Series A 144A 5.00% 8/15/46 #	2,000,000	2,005,080
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/30-22 §	5,000,000	5,141,350
Series A 5.00% 1/1/43-22 §	1,860,000	1,912,582
Pennsylvania State Turnpike Commission Revenue
Series C 5.00% 12/1/43-23 §	4,555,000	4,983,398
Philadelphia, Pennsylvania Water & Waste Water Revenue
5.00% 11/1/28-22 §	5,000,000	5,218,000
Public Finance Authority, Wisconsin Airport Facilities Revenue
(AFCO Investors II Portfolio) 144A 5.00% 10/1/23-22 (AMT) #, §	845,000	878,158
Sacramento, California Water Revenue
5.00% 9/1/26-23 §	3,160,000	3,423,260
Southwestern Illinois Development Authority
(Memorial Group) 7.125% 11/1/30-23 §	2,190,000	2,469,313
Texas State
(Transportation Commission Highway Improvement) 5.00% 4/1/29-24 §	3,000,000	3,323,310
Virginia Commonwealth Transportation Board
(Gans-Garvee) 5.00% 3/15/24-23 §	3,250,000	3,450,232
		60,372,538
14    NQ-037 [11/21] 1/22 (1983223)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds — 18.61%
Allentown, Pennsylvania Neighborhood Improvement Zone Development Authority Revenue
(City Center Project) 144A 5.375% 5/1/42 #	2,900,000	$ 3,387,432
(Forward Delivery)
5.00% 5/1/24	170,000	185,011
5.00% 5/1/25	500,000	560,700
5.00% 5/1/26	500,000	574,650
5.00% 5/1/27	550,000	645,893
5.00% 5/1/29	600,000	730,674
5.00% 5/1/31	670,000	840,816
5.00% 5/1/33	765,000	967,564
5.00% 5/1/34	750,000	946,620
Bullhead City, Arizona Excise Taxes Revenue
2.55% 7/1/46	5,000,000	5,031,100
Camden County, New Jersey Improvement Authority Revenue
(County Capital Program) Series A 5.00% 1/15/40	5,000,000	5,620,250
Celebration Pointe, Florida Community Development District
4.75% 5/1/24	290,000	311,034
5.00% 5/1/34	830,000	881,501
Chester County Industrial Development Authority Special Obligation Revenue
(Woodlands at Greystone Project) 144A 5.00% 3/1/38 #	460,000	524,685
Connecticut State Transportation Infrastructure
Series B 5.00% 10/1/30	3,375,000	4,256,415
Dallas, Texas Convention Center Hotel Development Revenue
Series A 5.00% 1/1/24	3,420,000	3,425,062
Series A 5.25% 1/1/23	5,375,000	5,384,191
Denver, Colorado Convention Center Hotel Authority
5.00% 12/1/26	2,500,000	2,975,875
5.00% 12/1/29	600,000	703,008
5.00% 12/1/31	900,000	1,047,978
5.00% 12/1/32	1,800,000	2,092,446
5.00% 12/1/34	1,500,000	1,737,360
5.00% 12/1/35	1,200,000	1,384,452
5.00% 12/1/36	900,000	1,034,154
Ernest N Morail-New Orleans, Louisiana Exhibition Hall Authority Special Tax Revenue
5.00% 7/15/26	2,330,000	2,396,894
NQ-037 [11/21] 1/22 (1983223)    15

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
GDB Debt Recovery Authority of Puerto Rico
(Taxable) 7.50% 8/20/40	35,638,840	$ 33,589,607
Harris County-Houston, Texas Sports Authority
(Senior Lien) Series A 5.00% 11/15/30	1,805,000	2,010,644
Illinois State, Sales Tax Revenue
Series A 4.00% 6/15/29 (BAM)	2,250,000	2,683,395
(Junior Obligation)
Series A 4.00% 6/15/30 (BAM)	5,000,000	6,011,950
Series A 4.00% 6/15/31 (BAM)	10,000,000	12,197,300
Kansas City, Missouri Land Clearance Redevelopment Authority Revenue
(Convention Center Hotel Project - TIF Financing) Series B 144A 5.00% 2/1/40 #	200,000	204,604
Massachusetts School Building Authority
Series C 5.00% 8/15/29	1,630,000	1,897,059
Metropolitan Transportation Authority Revenue, New York
(Climate Bond Certified) Series B-2 5.00% 11/15/36	5,000,000	5,972,600
New Jersey Economic Development Authority Revenue
(Cigarette Tax) 5.00% 6/15/23	1,250,000	1,280,825
New York City, New York Transitional Finance Authority Building Aid Revenue
Subordinate Subseries S-3A 5.00% 7/15/28	4,400,000	5,545,408
New York City, New York Transitional Finance Authority Future Tax Secured
Subseries A-1 5.00% 11/1/23	2,865,000	3,123,137
Subseries B-1 5.00% 8/1/42	5,000,000	5,552,300
Subseries C 5.00% 11/1/27	4,150,000	4,595,461
Subseries E-1 5.00% 2/1/26	4,020,000	4,051,838
Subseries E-1 5.00% 2/1/35	5,000,000	6,027,050
New York State Dormitory Authority Revenue
Series A 5.00% 3/15/31	1,000,000	1,141,020
(General Purpose)
Series B 5.00% 3/15/35	5,000,000	5,068,200
Series D 5.00% 2/15/37	5,000,000	5,048,150
New York State Urban Development Revenue
(General Purpose)
Series B 5.00% 3/15/35	5,000,000	5,784,000
Series C 5.00% 3/15/33	3,000,000	3,927,420
16    NQ-037 [11/21] 1/22 (1983223)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Special Tax Revenue Bonds (continued)
New York State Urban Development Revenue
(General Purpose)
Series E 5.00% 3/15/33	2,000,000	$ 2,584,920
Orange County, California Local Transportation Authority
5.00% 2/15/39	4,000,000	5,038,240
Public Finance Authority, Wisconsin
(American Dream @ Meadowlands Project) 144A 7.00% 12/1/50 #	1,010,000	1,110,263
Puerto Rico Sales Tax Financing Revenue
(Capital Appreciation - Restructured) Series A-1 4.572% 7/1/46 ^	14,250,000	4,765,200
(Restructured)
Series A-1 4.55% 7/1/40	6,015,000	6,832,619
Series A-1 4.75% 7/1/53	8,180,000	9,270,476
Series A-1 4.90% 7/1/51 ^	15,940,000	3,858,118
Series A-1 5.00% 7/1/58	3,820,000	4,385,551
Series A-2 4.329% 7/1/40	18,625,000	20,906,562
Series A-2 4.329% 7/1/40	5,636,000	6,326,410
Series A-2 4.784% 7/1/58	1,460,000	1,657,626
Richmond Heights, Missouri Tax Increment & Transaction Sales Tax Revenue Refunding & Improvement
(Francis Place Redevelopment Project) 5.625% 11/1/25	710,000	710,632
Wyandotte County, Kansas City, Kansas Unified Government Special Obligation Revenue
(Sales Tax - Vacation Village Project Area 1 and 2A) Series 2015A 5.00% 9/1/27	1,155,000	1,166,469
		231,970,819
State General Obligation Bonds — 16.24%
California State
(School Facilities) 5.00% 11/1/30	5,000,000	5,442,450
(Various Purpose)
4.00% 3/1/36	1,000,000	1,207,680
4.00% 10/1/41	1,765,000	2,144,793
5.00% 8/1/26	3,120,000	3,747,307
5.00% 10/1/26	2,500,000	3,017,850
5.00% 8/1/28	3,000,000	3,790,770
5.00% 9/1/30	1,715,000	2,063,265
5.00% 4/1/32	1,410,000	1,931,474
5.00% 9/1/32	4,100,000	4,932,587
NQ-037 [11/21] 1/22 (1983223)    17

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
California State
(Various Purpose)
5.00% 8/1/33	5,000,000	$ 5,673,350
5.00% 9/1/35	8,000,000	9,595,520
5.00% 10/1/41	3,535,000	4,656,090
5.25% 9/1/30	5,000,000	5,426,350
Series C 5.00% 9/1/30	5,985,000	6,956,246
Commonwealth of Massachusetts
Series A 5.00% 1/1/35	7,500,000	9,495,075
Series A 5.00% 7/1/37	5,000,000	5,781,450
Commonwealth of Pennsylvania
5.00% 9/15/26	2,500,000	3,009,850
5.00% 7/15/28	3,870,000	4,870,588
Commonwealth of Puerto Rico
(Public Improvement)
Series A 5.00% 7/1/24 ‡	1,070,000	1,057,963
Series A 5.00% 7/1/31 ‡	1,100,000	1,073,875
Series A 5.00% 7/1/34 ‡	2,900,000	2,867,375
Series A 5.125% 7/1/37 ‡	9,840,000	9,102,000
Series A 5.25% 7/1/27 ‡	3,410,000	3,380,162
Series A 5.25% 7/1/34 ‡	970,000	963,938
Series A 5.50% 7/1/39 ‡	5,550,000	5,230,875
Series A 5.75% 7/1/41 ‡	4,715,000	4,620,700
Series A 8.00% 7/1/35 ‡	6,995,000	6,138,112
Series B 5.00% 7/1/35 ‡	730,000	722,700
Series C 5.75% 7/1/36 ‡	1,215,000	1,113,244
Series D 6.00% 7/1/29 ‡	3,600,000	3,609,000
Connecticut State
Series F 5.00% 9/15/27	2,790,000	3,456,838
District of Columbia Revenue
Series C 5.00% 6/1/34	5,000,000	5,560,800
Hawaii State
Series FW 4.00% 1/1/34	3,010,000	3,547,255
Illinois State
5.00% 1/1/28	1,630,000	1,894,810
5.00% 3/1/36	960,000	969,965
5.00% 11/1/36	1,965,000	2,298,225
5.25% 2/1/30	2,410,000	2,644,493
5.25% 2/1/32	1,015,000	1,112,613
5.25% 2/1/33	480,000	526,267
5.50% 5/1/39	2,500,000	3,194,425
18    NQ-037 [11/21] 1/22 (1983223)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
State General Obligation Bonds (continued)
Illinois State
Series A 5.00% 3/1/30	2,000,000	$ 2,527,500
Series A 5.00% 3/1/34	1,000,000	1,275,590
Series A 5.00% 3/1/35	2,800,000	3,563,840
Series A 5.125% 12/1/29	4,440,000	5,377,550
Series B 4.00% 11/1/34	5,000,000	5,776,500
Series B 4.00% 10/1/35	8,830,000	10,332,513
Series B 4.00% 11/1/35	2,200,000	2,538,052
Series C 4.00% 10/1/37	1,710,000	1,992,235
Series D 5.00% 11/1/25	1,220,000	1,413,968
New Jersey State
Series A 4.00% 6/1/31	2,600,000	3,200,600
Oregon State
(Article XI-Q State Projects)
Series A 5.00% 5/1/28	2,000,000	2,523,000
Series A 5.00% 5/1/44	5,000,000	6,269,200
Washington State
Series R-2015E 5.00% 7/1/31	3,000,000	3,398,460
(Various Purpose) Series 2015-A-1 5.00% 8/1/30	3,000,000	3,358,440
		202,375,778
Transportation Revenue Bonds — 16.80%
Allegheny County Airport Authority Revenue
(Pittsburgh International Airport) Series A 5.00% 1/1/56 (AMT)	4,500,000	5,572,440
Bay Area, California Toll Authority
(San Francisco Bay Area) Series S-7 4.00% 4/1/34	1,000,000	1,160,100
Chicago, Illinois Midway International Airport
Series A 5.00% 1/1/28 (AMT)	1,905,000	2,078,393
Chicago, Illinois O'Hare International Airport Revenue
Series A 5.00% 1/1/37 (AMT)	5,000,000	6,117,700
Series B 5.00% 1/1/32	1,000,000	1,131,180
Series B 5.00% 1/1/33	1,520,000	1,719,394
(General-Airport-Senior Lien)
Series B 5.00% 1/1/36	2,500,000	3,094,700
Series B 5.00% 1/1/37	3,000,000	3,706,740
Dallas Fort Worth International Airport, Texas
Series A 4.00% 11/1/34	2,500,000	3,030,650
Series A 4.00% 11/1/35	1,000,000	1,209,640
NQ-037 [11/21] 1/22 (1983223)    19

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Delaware River Port Authority Revenue
5.00% 1/1/30	350,000	$ 383,390
Georgia State Road & Tollway Authority Revenue
(Managed Lane System) Series A 4.00% 7/15/46	5,000,000	6,087,500
Hillsborough County, Florida Port District
(Tampa Port Authority Project) Series B 5.00% 6/1/28 (AMT)	375,000	462,323
Kansas City, Missouri Industrial Development Authority Revenue
(Kansas City International Airport Terminal Modernization Project) Series D 5.00% 3/1/33 (AMT)	3,100,000	3,919,671
Lee County, Florida Airport Revenue
5.00% 10/1/33	4,305,000	4,994,015
Metropolitan Washington D.C. Airports Authority Dulles Toll Road Revenue
(Dulles Metrorail and Capital Improvement Project) Series B 4.00% 10/1/37	1,500,000	1,733,745
Miami-Dade County, Florida Aviation Revenue
Series B 5.00% 10/1/37	5,700,000	6,388,389
M-S-R Energy Authority, California Gas Revenue
(JFK International Air Terminal Project) Series C 4.00% 12/1/41	730,000	840,091
New Jersey State Turnpike Authority Turnpike Revenue
Series A 5.00% 1/1/33	1,770,000	2,131,983
Series E 5.00% 1/1/32	5,050,000	6,242,507
New Orleans, Louisiana Aviation Board
(North Terminal Project)
Series B 5.00% 1/1/32 (AGM) (AMT)	2,900,000	3,249,247
Series B 5.00% 1/1/33 (AGM) (AMT)	2,900,000	3,248,290
New York State Thruway Authority
Series J 5.00% 1/1/27	5,705,000	6,235,508
Series J 5.00% 1/1/32	5,000,000	5,457,300
Series K 5.00% 1/1/31	5,000,000	5,652,600
New York Transportation Development Special Facilities Revenue
(Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D Redevelopment Project)
4.00% 10/1/30 (AMT)	1,950,000	2,281,753
5.00% 1/1/33 (AMT)	790,000	949,003
5.00% 10/1/35 (AMT)	1,125,000	1,397,948
20    NQ-037 [11/21] 1/22 (1983223)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
New York Transportation Development Special Facilities Revenue
(JFK International Air Terminal Project)
Series A 5.00% 12/1/33 (AMT)	1,000,000	$ 1,267,010
Series A 5.00% 12/1/35 (AMT)	1,000,000	1,259,770
Oklahoma State Turnpike Authority Revenue
Series A 5.00% 1/1/42	5,000,000	5,817,000
Pennsylvania State Turnpike Commission Revenue
Series B 5.00% 12/1/30	1,170,000	1,537,298
Series B 5.00% 12/1/31	1,750,000	2,342,305
Series B 5.00% 12/1/45	5,000,000	5,769,250
Series C 5.00% 12/1/43	1,445,000	1,569,935
Subordinate Series A-1 5.00% 12/1/29	3,590,000	4,070,198
Philadelphia, Pennsylvania Airport Revenue
Series C 5.00% 7/1/29 (AMT)	365,000	459,721
Series C 5.00% 7/1/31 (AMT)	800,000	1,022,544
Series C 5.00% 7/1/32 (AMT)	845,000	1,077,409
Phoenix, Arizona Civic Improvement Corporation Airport Revenue
(Junior Lien)
Series A 5.00% 7/1/33	3,355,000	3,864,021
Series B 5.00% 7/1/49 (AMT)	10,900,000	13,294,839
Port Authority of Guam Revenue
(Governmental) Series A 5.00% 7/1/48	375,000	438,668
Port Authority of New York & New Jersey
5.00% 9/15/25 (AMT)	7,000,000	8,131,830
5.00% 10/15/29 (AMT)	3,105,000	3,590,808

(194th Series) 5.00% 10/15/32	2,500,000	2,909,850
Port of Beaumont Texas Navigation District Dock & Wharf Facility Revenue
(Jefferson Gulf Coast Energy Project) Series A 144A 3.00% 1/1/50 (AMT) #	8,500,000	8,356,945
Regional Transportation District, Colorado
(Denver Transit Partners Eagle P3 Project)
Series B 4.00% 7/15/34	1,250,000	1,497,275
Series B 5.00% 1/15/29	600,000	749,490
Series B 5.00% 7/15/30	700,000	899,696
Series B 5.00% 7/15/31	1,050,000	1,361,083
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/36 (AMT)	10,000,000	12,141,700
NQ-037 [11/21] 1/22 (1983223)    21

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Transportation Revenue Bonds (continued)
Salt Lake City, Utah Airport Revenue
Series A 5.00% 7/1/38 (AMT)	5,000,000	$ 6,065,750
Series A 5.00% 7/1/51 (AMT)	2,500,000	3,145,200
Series B 5.00% 7/1/31	500,000	608,035
Series B 5.00% 7/1/32	600,000	728,766
Series B 5.00% 7/1/33	1,000,000	1,211,940
San Diego, County Regional Airport Authority
Series B 4.00% 7/1/46 (AMT)	840,000	979,482
Series B 4.00% 7/1/46 (AMT) (BAM)	2,260,000	2,654,551
South Jersey Port, New Jersey
(Subordinated Marine Terminal)
Series B 5.00% 1/1/24 (AMT)	180,000	195,559
Series B 5.00% 1/1/25 (AMT)	390,000	438,134
Series B 5.00% 1/1/30 (AMT)	230,000	275,756
Series B 5.00% 1/1/32 (AMT)	215,000	255,940
Series B 5.00% 1/1/33 (AMT)	705,000	837,314
Series B 5.00% 1/1/34 (AMT)	880,000	1,042,633
Series B 5.00% 1/1/35 (AMT)	675,000	798,026
Series B 5.00% 1/1/36 (AMT)	660,000	778,364
Series B 5.00% 1/1/37 (AMT)	430,000	506,033
Texas Private Activity Bond Surface Transportation Corporate Senior Lien Revenue
(NTE Mobility Partners Segments 3 LLC Segment 3A and 3B Facility) 7.00% 12/31/38 (AMT)	3,750,000	4,174,162
Washington Metropolitan Area Transit Authority
(Green Bonds - Climate Bond Certified) Series A 5.00% 7/15/31	1,885,000	2,546,107
Wayne County, Michigan Airport Authority
Series D 5.00% 12/1/45 (AGM)	6,300,000	7,305,417
Westchester County, New York Industrial Development Agency
(Million Air Two LLC General Aviation Facilities Project) Series A 144A 7.00% 6/1/46 (AMT) #	875,000	935,559
		209,387,573
Water & Sewer Revenue Bonds — 1.28%
Dominion, Colorado Water & Sanitation District
5.25% 12/1/27	450,000	460,575
Great Lakes, Michigan Water Authority Water Supply System Revenue
(Senior Lien Bond) Series C 5.00% 7/1/31	3,000,000	3,570,030
22    NQ-037 [11/21] 1/22 (1983223)

(Unaudited)
	Principal amount°	Value (US $)
Municipal Bonds (continued)
Water & Sewer Revenue Bonds (continued)
Kansas City, Missouri Water Revenue
Series A 5.00% 12/1/33	1,200,000	$ 1,624,908
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(General Resolution Revenue Bonds) Series EE 5.00% 6/15/39	5,000,000	5,813,200
San Antonio, Texas Water System Revenue
Series A 5.00% 5/15/32	1,500,000	1,821,270
Series A 5.00% 5/15/33	2,250,000	2,731,252
		16,021,235
Total Municipal Bonds (cost $1,166,518,641)		1,259,297,720

Short-Term Investments — 0.33%
Variable Rate Demand Notes — 0.33%¤
Arizona Industrial Development Authority Revenue
(Phoenix Children's Hospital) Series A 0.04% 2/1/48 (LOC – JPMorgan Chase Bank N.A.)	300,000	300,000
Colorado Educational & Cultural Facilities Authority Revenue
(National Jewish Federation Bond Program) Series D-6 0.04% 9/1/38 (LOC – JPMorgan Chase Bank N.A.)	875,000	875,000
Los Angeles Department of Water & Power System Revenue
Subordinate Series B-3 0.01% 7/1/34 (SPA - Barclays Bank)	200,000	200,000
Minneapolis Health Care System Revenue
(Fairview Health Services) Series C 0.03% 11/15/48 (LOC – Wells Fargo Bank N.A.)	1,300,000	1,300,000
New York City, New York Municipal Water Finance Authority Water & Sewer System Revenue
(Second General Resolution) Subordinate Series DD-1 0.03% 6/15/43 (SPA - TD Bank N.A.)	300,000	300,000
New York City, New York Transitional Finance Authority Future Tax Secured
Subordinate Series A-4 0.04% 8/1/45 (SPA – JPMorgan Chase Bank N.A.)	200,000	200,000
Oregon State Facilities Authority Revenue
(PeaceHealth) Series B 0.03% 8/1/34 (LOC - TD Bank N.A.)	600,000	600,000
NQ-037 [11/21] 1/22 (1983223)    23

Schedule of investments
Delaware Tax-Free USA Intermediate Fund (Unaudited)
	Principal amount°	Value (US $)
Short-Term Investments (continued)
Variable Rate Demand Notes (continued)
Phoenix Industrial Development Authority
(Mayo Clinic) Series B 0.01% 11/15/52 (SPA - Northern Trust Company)	400,000	$ 400,000
Total Short-Term Investments (cost $4,175,000)		4,175,000
Total Value of Securities—101.36% (cost $1,170,693,641)		1,263,472,720

Liabilities Net of Receivables and Other Assets—(1.36)%		(16,987,226)
Net Assets Applicable to 98,968,135 Shares Outstanding—100.00%		$1,246,485,494
°	Principal amount shown is stated in USD unless noted that the security is denominated in another currency.
#	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At November 30, 2021, the aggregate value of Rule 144A securities was $76,683,556, which represents 6.15% of the Fund's net assets.
‡	Non-income producing security. Security is currently in default.
•	Variable rate investment. Rates reset periodically. Rate shown reflects the rate in effect at November 30, 2021. For securities based on a published reference rate and spread, the reference rate and spread are indicated in their descriptions. The reference rate descriptions (i.e. LIBOR03M, LIBOR06M, etc.) used in this report are identical for different securities, but the underlying reference rates may differ due to the timing of the reset period. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
^	Zero-coupon security. The rate shown is the effective yield at the time of purchase.
§	Pre-refunded bonds. Municipal bonds that are generally backed or secured by US Treasury bonds. For pre-refunded bonds, the stated maturity is followed by the year in which the bond will be pre-refunded.
¤	Tax-exempt obligations that contain a floating or variable interest rate adjustment formula and an unconditional right of demand to receive payment of the unpaid principal balance plus accrued interest upon a short notice period (generally up to 30 days) prior to specified dates either from the issuer or by drawing on a bank letter of credit, a guarantee, or insurance issued with respect to such instrument. Each rate shown is as of November 30, 2021.
Summary of abbreviations:
AGM – Insured by Assured Guaranty Municipal Corporation
AMT – Subject to Alternative Minimum Tax
24    NQ-037 [11/21] 1/22 (1983223)

(Unaudited)
Summary of abbreviations: (continued)
BAM – Insured by Build America Mutual Assurance
ICE – Intercontinental Exchange, Inc.
LIBOR – London interbank offered rate
LIBOR03M – ICE LIBOR USD 3 Month
LIBOR06M – ICE LIBOR USD 6 Month
LLC – Limited Liability Corporation
LOC – Letter of Credit
N.A. – National Association
NATL – Insured by National Public Finance Guarantee Corporation
PSF – Guaranteed by Permanent School Fund
SPA – Stand-by Purchase Agreement
USD – US Dollar
NQ-037 [11/21] 1/22 (1983223)    25